Provisions - Litigation and other matters (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019	Nov. 30, 2014	Dec. 31, 2010
Disclosure of provision matrix [line items]
Provisions	€ 11,948,000,000	€ 13,987,000,000
Banco Santander (Brasil)
Disclosure of provision matrix [line items]
Tax legal obligations with probable loss risk	850,000,000
Tax legal obligations with possible loss risk	3,047,000,000
Banco Santander (Brasil) | Legal Case Relating to Questionable Deduction of Loan Losses In Income Tax Returns
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) | Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL)
Disclosure of provision matrix [line items]
Provisions				€ 0
Banco Santander (Brasil) | Legal Case Relating to Tax Deductibility of Amortization of Goodwill Arising on Acquisition
Disclosure of provision matrix [line items]
Provisions			€ 0
Banco Santander (Brasil) | Legal Case Related to Infringement Notices Initiated by Tax Authorities Regarding Offsetting Tax Losses
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Related to Brazilian Tax Authorities Not Admitting Compensation with Credits Derived from Other Tax Concepts
Disclosure of provision matrix [line items]
Provisions	€ 0